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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Brazil: 4.0%
429,200		All America Latina Logistica SA	$3,558,191	0.8
52,900		CPFL Energia SA ADR	4,640,917	1.0
204,500		Vale SA ADR	6,597,170	1.5
282,500		Weg S.A.	3,221,154	0.7
			18,017,432	4.0
		Canada: 0.8%
531,600		Bombardier, Inc. - Class B	3,703,669	0.8
		Chile: 0.8%
169,100		Enersis SA ADR ADR	3,669,470	0.8
		China: 1.7%
355,400		China Unicom Hong Kong Ltd. ADR	7,847,232	1.7
		Finland: 0.9%
66,684		Outotec Oyj	3,892,402	0.9
		France: 6.4%
124,403		Alstom	7,727,640	1.7
121,848	@	Cie Generale de Geophysique-Veritas	4,578,896	1.0
141,290		Suez Environnement S.A.	2,969,775	0.7
215,590		Veolia Environnement	6,561,669	1.5
104,276		Vinci S.A.	6,752,618	1.5
			28,590,598	6.4
		Germany: 8.5%
84,900		BASF AG	7,873,324	1.7
406,989		Deutsche Telekom AG	6,059,029	1.3
173,624		E.ON AG	4,937,726	1.1
129,708		GEA Group AG	4,370,370	1.0
62,553		Siemens AG	8,389,840	1.9
143,228		ThyssenKrupp AG	6,824,491	1.5
			38,454,780	8.5
		Hong Kong: 1.3%
127,500	S	China Mobile Ltd. ADR	5,835,675	1.3
		India: 0.7%
75,212		Bharat Heavy Electricals	3,245,048	0.7
		Ireland: 1.4%
283,167		CRH PLC	6,201,672	1.4
		Italy: 2.4%
505,960		Enel S.p.A.	3,482,154	0.8
285,366	@	Fiat Industrial SpA	3,761,376	0.8
163,841		Prysmian S.p.A.	3,469,288	0.8
			10,712,818	2.4
		Japan: 4.6%
828,000		Hitachi Ltd.	4,702,313	1.0
145,000		JGC Corp.	3,889,598	0.9
238,500		Komatsu Ltd.	7,162,461	1.6
419,000		Mitsubishi Electric Corp.	4,739,362	1.1
			20,493,734	4.6
		Luxembourg: 2.7%
143,900		ArcelorMittal	4,813,455	1.1
62,700		Millicom International Cellular SA	7,160,340	1.6
			11,973,795	2.7
		Netherlands: 2.7%
109,700	@	Chicago Bridge & Iron Co. NV	4,175,182	0.9
238,759	@	European Aeronautic Defence and Space Co. NV	7,881,523	1.8
			12,056,705	2.7
		Norway: 0.9%
67,412		Yara International ASA	4,064,613	0.9
		Russia: 1.3%
288,000		Mobile Telesystems Finance SA ADR ADR	5,837,760	1.3
		South Korea: 1.3%
57,673		Posco ADR	5,883,799	1.3
		Sweden: 0.8%
136,429	@	Atlas Copco AB	110,090	0.0
136,429		Atlas Copco AB - Class A	3,598,424	0.8
			3,708,514	0.8
		Switzerland: 1.7%
279,400	@	ABB Ltd. ADR	7,515,860	1.7
		United Kingdom: 11.4%
151,919		Anglo American PLC	7,606,511	1.7
164,989		BHP Billiton PLC	6,542,981	1.4
331,369	@	Cookson Group PLC	3,757,766	0.8
849,816		International Power PLC	4,458,074	1.0
99,358		Rio Tinto PLC	6,923,526	1.5
3,027,960		Vodafone Group PLC	8,419,562	1.9
145,197		Weir Group PLC	4,777,361	1.1
376,218		Xstrata PLC	8,872,152	2.0
			51,357,933	11.4
		United States: 42.3%
89,400		Acuity Brands, Inc.	5,449,824	1.2
112,100		Caterpillar, Inc.	11,860,180	2.6
458,300		CenterPoint Energy, Inc.	8,858,939	2.0
88,500		Cummins, Inc.	9,313,740	2.1
57,200		Deere & Co.	4,923,776	1.1
125,700		Dover Corp.	8,450,811	1.9
120,000	S	EI Du Pont de Nemours & Co.	6,396,000	1.4
183,200		Emerson Electric Co.	9,993,560	2.2
129,800		Fluor Corp.	8,947,114	2.0

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
124,200		General Dynamics Corp.	$9,218,124	2.0
116,000		Harsco Corp.	3,887,160	0.9
209,200		Honeywell International, Inc.	12,457,860	2.8
60,100		Kaiser Aluminum Corp.	3,169,674	0.7
151,700		National Oilwell Varco, Inc.	11,010,386	2.4
116,400		Peabody Energy Corp.	7,142,304	1.6
56,500		Roper Industries, Inc.	4,716,055	1.0
141,600		Schlumberger Ltd.	12,137,952	2.7
138,700	@	Terex Corp.	4,112,455	0.9
56,300	@	TransDigm Group, Inc.	4,616,600	1.0
223,400		Trinity Industries, Inc.	7,682,726	1.7
91,400		UGI Corp.	2,996,092	0.7
80,800		Union Pacific Corp.	8,481,576	1.9
133,900		United Parcel Service, Inc. - Class B	9,840,311	2.2
234,800	@	United Rentals, Inc.	6,419,432	1.4
77,200	@	URS Corp.	3,401,432	0.8
70,600	@	WABCO Holdings, Inc.	4,839,630	1.1
			190,323,713	42.3
		Total Common Stock
		(Cost $345,315,854)	443,387,222	98.6
PREFERRED STOCK: 0.6%
		Brazil: 0.6%
291,200		Usinas Siderurgicas de Minas Gerais SA	2,801,721	0.6
		Total Preferred Stock
		(Cost $3,897,316)	2,801,721	0.6
		Total Long-Term Investments
		(Cost $349,213,170)	446,188,943	99.2
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
6,555,000		BlackRock Liquidity Funds,TempFund, Institutional Class
		(Cost $6,555,000)	6,555,000	1.5
		Total Short-Term Investments
		(Cost $6,555,000)	6,555,000	1.5
		Total Investments in Securities (Cost $355,768,170)*	$452,743,943	100.7
		Liabilities in Excess of Other Assets	(3,369,786)	(0.7)
		Net Assets	$449,374,157	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $355,768,170.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$105,990,936
		Gross Unrealized Depreciation	(9,015,163)
		Net Unrealized appreciation	$96,975,773

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2011 (Unaudited) (continued)

Industry	Percentage of Net Assets
Energy	7.8%
Industrials	52.9
Information Technology	1.0
Materials	18.8
Telecommunication Services	9.2
Utilities	9.5
Short-Term Investments	1.5
Other Assets and Liabilities - Net	(0.7)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2011
Asset Table
Investments, at value
Common Stock
Brazil	$18,017,432	$—	$—	$18,017,432
Canada	3,703,669	—	—	3,703,669
Chile	3,669,470	—	—	3,669,470
China	7,847,232	—	—	7,847,232
Finland	—	3,892,402	—	3,892,402
France	—	28,590,598	—	28,590,598
Germany	—	38,454,780	—	38,454,780
Hong Kong	5,835,675	—	—	5,835,675
India	—	3,245,048	—	3,245,048
Ireland	—	6,201,672	—	6,201,672
Italy	—	10,712,818	—	10,712,818
Japan	—	20,493,734	—	20,493,734
Luxembourg	11,973,795	—	—	11,973,795
Netherlands	4,175,182	7,881,523	—	12,056,705
Norway	—	4,064,613	—	4,064,613
Russia	5,837,760	—	—	5,837,760
South Korea	5,883,799	—	—	5,883,799
Sweden	110,090	3,598,424	—	3,708,514
Switzerland	7,515,860	—	—	7,515,860
United Kingdom	4,458,074	46,899,859	—	51,357,933
United States	190,323,713	—	—	190,323,713
Total Common Stock	269,351,751	174,035,471	—	443,387,222
Preferred Stock	2,801,721	—	—	2,801,721
Short-Term Investments	6,555,000	—	—	6,555,000
Total Investments, at value	$278,708,472	$174,035,471	$—	$452,743,943
Liabilities Table
Other Financial Instruments+
Written OTC Options	$—	$—	$(3,552,938)	$(3,552,938)
Total Liabilities	$—	$—	$(3,552,938)	$(3,552,938)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	5/31/2011
Liabilities Table
Other Financial Instruments+:
Written options	$(1,538,246)	$(3,119,533)	$—	$—	$3,490,391	$(2,385,550)	$—	$—	$(3,552,938)
Total Liabilities	$(1,538,246)	$(3,319,533)	$—	$—	$3,490,391	$(2,385,550)	$—	$—	$(3,552,938)

As of May 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at year end and included in the change in net assets was $(433,405).

+         Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#         The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2011 (Unaudited) (continued)

ING Infrastructure, Industrials and Materials Fund Written OTC Options on May 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Securities
1	BNP Paribas Bank	Call on Custom Basket of Equity Securities	100.00	EUR	06/17/11	$642,564	$(554,794)
125,825	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.00	GBP	06/17/11	527,508	(617,348)
40,030,000	Citigroup, Inc.	Call on Custom Basket of Equity Securities	100.00	USD	06/15/11	856,642	(862,246)
520,390	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.00	USD	06/15/11	1,092,819	(1,518,550)
			Total Written OTC Options			$3,119,533	$(3,552,938)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 25, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 25, 2011